11. MINERAL PROPERTY EXPLORATION COSTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Strong Creek and Iron Mountain:
Technical Report	$ 94,141	$ 49,767
Claims	3,642	3,255
Drilling	14,795	202,098
Travel	23,986	2,652
Aeromagnetic Survey	20,000
Lease payments	8,000
TOTAL	164,564	257,772
Labrador Trough:
Reconnaissance		71,335
Total Exploration Costs	$ 164,564	$ 329,107